Average Annual Total Returns		12 Months Ended	54 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	16.96%
FT Vest U.S. Equity Deep Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		13.85%	8.25%
Performance Inception Date	Jun. 19, 2020
FT Vest U.S. Equity Deep Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.85%	8.25%
FT Vest U.S. Equity Deep Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	6.48%